UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1: Schedule of Investments

July 31, 2004		Market
		Value
Vanguard Developed Markets Index Fund	Shares	(000)
INVESTMENT COMPANIES (99.9%)
Vanguard European Stock Index Fund Investor Shares	29,363,896	$647,768
Vanguard Pacific Stock Index Fund Investor Shares	34,740,677	288,695

TOTAL INVESTMENTS (99.9%)
(Cost $854,302)		936,463

OTHER ASSETS AND LIABILITIES - NET (0.1%)		552

NET ASSETS (100%)		$937,015

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2004, the cost of investment securities for tax purposes was $854,302,000. Net unrealized appreciation of investment securities was $82,161,000, consisting of unrealized gains of $82,161,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          VANGUARD STAR FUNDS

BY: (signature)

(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          VANGUARD STAR FUNDS

BY: (signature)

(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: September 24, 2004

          VANGUARD STAR FUNDS

BY: (signature)

(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.